united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

June 30, 2022

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Report

Altegris/AACA Opportunistic Real Estate Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

877.524.9441 | WWW.ALTEGRIS.COM

ALTEGRIS/AACA Opportunistic Real Estate Fund1

January 1, 2022 – June 30, 2022

Dear Investor:

Fund performance during the first half of 2022 was -29.12%, underperforming the Dow Jones US Real Estate Total Return Index (DJUSRET) at -20.02% and the Morningstar Real Estate Category at -21.07%. During 2021 and YTD 2022, the Fund gave back 2020’s relative gains to DJUSRET despite maintaining the long-term strategy of investing in what we believe are long-term secular opportunities in oligopolistic real estate without “chasing cheap” (buying individual companies solely based on cheap valuations). In general, the Fund outperformed during the first part of the COVID period (Feb-20 to Dec-20) due to its low exposure to what we consider “COVID-sensitive” names that sold off, and subsequently underperformed the index in the latter part of the COVID period as these names subsequently rallied. As a side note, we never “chase cheap” and have high conviction in our strategy’s long-term ability to generate returns above the benchmark and Morningstar category. We believe the Fund’s longer-term performance stands out against the category and benchmark despite the recent underperformance. Over the past 10 years, the strategy has an annualized total net return of +8.97% per year, outperforming the DJUSRET at +7.72% by about +1.25% per year.

The recent relative underperformance means that from our position today, the Fund is more attractive than the benchmark on many key fundamental metrics such as:

●	The portfolio’s growth forecast is approximately double the asset class at large. The Fund has an underlying 2022 FFO growth rate of +22.9%. The RE sector has an FFO growth rate of +12.1%. (Data from S&P Global; Fund FFO Growth rate represents an AACA estimate using S&P Global data. Real Estate Sector FFO Growth rate represented by the S&P Global Equity REIT Index.)

●	The portfolio’s valuation is lower than the asset class at large. For example, aggregate Fund FFO is 18.2x 2022 FFO, while the SNL Equity REIT Index trades at 20.4x 2022 FFO. (Data from S&P Global; Fund FFO multiple represents an AACA estimate using S&P Global data. Real Estate Sector FFO multiple represented by the S&P Global Equity REIT Index.)

●	The portfolio is less levered than the aggregate leverage in the asset class. For example, the SNL Equity REIT index carries an underlying leverage ratio of about 42.5%, while the Fund’s leverage ratio is 24.6%. (Data from S&P Global; Fund leverage ratio represents an AACA estimate using S&P Global data. Real Estate Sector leverage ratio represented by an equal-weighted average of all REITs in the S&P Global database.)

Put simply, the Fund’s investments have significantly higher growth forecasts (about 2x higher, per S&P Global) with about half the risk (or leverage, per S&P Global) while selling for about $0.89 on the dollar (price/FFO multiple valuation). At the moment, prices of shares seem unusually de-coupled from long-term prospects, perhaps reflective of global turmoil related to war, inflation, mid-term elections, energy prices, and Fed rate hikes. Many stocks’ prices appear to have discounted a recession as well.

We believe a handful of the companies we are investors in (up to 40% of the portfolio) are meaningfully mispriced. We maintain a background ‘normalization’ model, which re-prices the portfolio to valuation norms over a rolling 12-24 month period (It’s a way of checking our math, so to speak). Normally, this model says the portfolio is 500 bps underpriced, which means if values return to norms, the portfolio should outperform the index by 500 bps. That model now suggests the portfolio is underpriced by 1,386 basis points. It has been frustrating to be invested in what we believe are good companies with compelling prospects that do not reflect that in their share price, and we are sure it is frustrating for you. Be aware that we are personally seven-figure investors in the fund, and we eat, sleep, and breathe this performance with you.

As a strategy refresher: we invest in what we believe are long-term secular opportunities in oligopolistic real estate portfolios. The issues most important to us are related to this idea’s underpinnings. Share prices, however, tend to reflect a combination

[1]	Effective September 8, 2016 the fund changed its name from the Altegris/AACA Real Estate Long Short Fund to the Altegris/AACA Opportunistic Real Estate Fund.

4022-NLD-08292022

of fundamentals, market flow gyrations, and sentiment. We work hard NOT to use share prices to inform our decision-making process. This sentiment does not say we disregard valuation, but we FIRST research ideas based on our strategy’s criteria:

●	Sectors with a limited number of suppliers (small club)

●	Sectors with a limited ability to add supply (you cannot join my club)

●	Tenants that cannot physically leave and (landlord controls the relationship with the tenant)

●	Tenants experiencing underlying secular growth (tenant needs more space)

Only then does valuation enter the equation. We highlight this framework to make a point: by and large, we do not react to share prices in the short term.

We believe the portfolio is positioned in secular real estate growth opportunities that offer exposure to high-quality, same-store net operating income growth, resulting in potentially higher asset value cash flow and dividends. We have no exposure to sectors that, in our opinion, face significant structural headwinds, such as the retail sector. Further, we do not have exposure to other sectors with long-duration leases with an inability to capture inflation, which we believe would fare worse in the Fed tightening cycle. We believe these sectors are dependent on raising new capital and buying new assets as their primary means to increase earnings. These types of business plans typically underperform in rising rate environments.

We thank you for your ongoing support and confidence.

Sincerely,

Burland East, CFA
Chief Executive Officer
Sub-Adviser Portfolio Manager
American Assets Capital Advisers (AACA)

4022-NLD-08292022

INDEX DEFINITIONS

Dow Jones US Real Estate Total Return Index is the total return version of the Dow Jones US Real Estate Index and is calculated with gross dividends reinvested. The base date for the index is December 31, 1991, with a base value of 100.

S&P 500 Total Return Index is the total return version of the S&P 500 index. The S&P 500 index is unmanaged and is generally representative of certain portions of the US equity markets. For the S&P 500 Total Return Index, dividends are reinvested daily, and the base date for the index is January 4, 1988. All regular cash dividends are assumed reinvested in the S&P 500 index on the ex-date. Special cash dividends trigger a price adjustment in the price return index.

GLOSSARY

Alpha. Alpha measures the non-systematic return, which cannot be attributed to the market. It shows the difference between a fund’s actual return and its expected return, given its level of systematic (or market) risk (as measured by beta). A positive alpha indicates that the fund has performed better than its beta would predict. Alpha is widely viewed as a measure of the value-added or lost by a fund manager.

Beta. Beta is a measure of volatility that reflects the tendency of a security’s returns and how it responds to swings in the markets. A beta of 1 indicates that the security’s price will move with the market. A beta of less than 1 means that the security will be less volatile than the market. A beta of greater than 1 indicates that the security’s price will be more volatile than the market.

Long. Buying an asset/security that gives partial ownership to the buyer of the position. Long positions profit from a price increase.

Short. Selling an asset/security that may have been borrowed from a third party with the intention of buying back at a later date. Short positions profit from a price decline. If a short position increases in price, covering the short position at a higher price may result in a loss.

4022-NLD-08292022

Altegris/AACA Opportunistic Real Estate Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmarks:

					Annualized
					Since Inception	Fund Inception
	6 Months	One Year	Five Year	Ten Year	February 1, 2011	December 1, 2020
Altegris/AACA Opportunistic Real Estate Fund - Class A **	(29.12)%	(30.29)%	5.64%	8.97%	9.38%	N/A
Altegris/AACA Opportunistic Real Estate Fund - Class A with load ** ***	(33.18)%	(34.29)%	4.39%	8.32%	8.82%	N/A
Altegris/AACA Opportunistic Real Estate Fund - Class C **	(29.35)%	(30.79)%	N/A	N/A	N/A	(12.35)%
Altegris/AACA Opportunistic Real Estate Fund - Class I **	(29.04)%	(30.15)%	5.90%	9.19%	9.58%	N/A
Altegris/AACA Opportunistic Real Estate Fund - Class N **	(29.09)%	(30.26)%	5.66%	8.98%	9.39%	N/A
S&P 500 Total Return Index ****	(19.96)%	(10.62)%	11.31%	12.96%	11.97%	3.63%
Dow Jones US Real Estate Total Return Index *****	(20.02)%	(7.58)%	6.20%	7.72%	8.22%	7.86%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated May 1, 2022, are 2.17%, 2.92%, 1.92%, and 2.17% for Class A, Class C, Class I, and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	The prior annual returns and performance track record that follows the Fund inception for Class A, N and I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P., which was managed by American Assets Investment Management, LLC, an affiliate and predecessor firm of AACA. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Company Act of 1940 and of the Internal Revenue Code of 1986, as amended (“Code”), which if they had been applicable, might have adversely affected its performance.

***	Class A with load total return is calculated using the maximum sales charge of 5.75%.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2022	% of Net Assets
Residential Reit	18.6%
Industrial Reit	14.5%
Real Estate Investment Trusts	13.4%
Infrastructure Reit	11.3%
Telecommunications	11.3%
Self-Storage Reit	9.9%
Leisure Facilities & Services	8.0%
Specialty Finance	4.9%
Multi Asset Class Reit	4.8%
Other Industries	11.8%
Other Assets less Liabilities - Net	(3.6)%
Securities Sold Short	(4.9)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 107.8%
	DATA CENTER REIT - 3.3%
22,036	Equinix, Inc.	$14,478,093

	HEALTH CARE REIT - 0.3%
51,154	Healthpeak Properties, Inc.	1,325,400

	INDUSTRIAL REIT - 14.5%
68,401	Duke Realty Corporation	3,758,635
85,601	Innovative Industrial Properties, Inc.	9,404,982
198,110	Prologis, Inc.	23,307,643
266,114	Rexford Industrial Realty, Inc.	15,325,505
197,228	Terreno Realty Corporation	10,991,516
		62,788,281
	INFRASTRUCTURE REIT - 11.3%
65,104	American Tower Corporation	16,639,931
135,250	Crown Castle International Corporation	22,773,395
30,324	SBA Communications Corporation	9,705,196
		49,118,522
	INTERNET MEDIA & SERVICES - 1.4%
66,162	Airbnb, Inc., CLASS A(a)	5,893,711

	LEISURE FACILITIES & SERVICES - 7.4%
350,163	Caesars Entertainment, Inc.(a)	13,411,243
4,598,846	Drive Shack, Inc.(a)	6,300,419
430,186	MGM Resorts International	12,453,885
		32,165,547
	MULTI ASSET CLASS REIT - 4.8%
4,266,205	DigitalBridge Group, Inc., Class A(a)	20,819,080

	OFFICE REIT - 2.1%
61,973	Alexandria Real Estate Equities, Inc.	8,987,944

	REAL ESTATE INVESTMENT TRUSTS – 13.4%
651,439	Invitation Homes, Inc.	23,178,200
890,864	IQHQ Private Investment, Inc. 144A(a),(b),(c),(d)	22,547,768

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 107.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS – 13.4% (Continued)
660,197	NewLake Capital Partners, Inc.	$12,213,644
		57,939,612
	REAL ESTATE OWNERS & DEVELOPERS - 4.7%
4,063,081	WeWork, Inc.(a)	20,396,667

	RESIDENTIAL REIT - 18.6%
521,721	American Homes 4 Rent, Class A	18,489,792
45,584	AvalonBay Communities, Inc.	8,854,692
99,381	Camden Property Trust	13,364,757
190,051	Equity LifeStyle Properties, Inc.	13,392,894
77,056	Mid-America Apartment Communities, Inc.	13,459,372
82,007	Sun Communities, Inc.	13,068,636
		80,630,143
	SELF-STORAGE REIT – 9.9%
85,654	Extra Space Storage, Inc.	14,571,458
126,408	Life Storage, Inc.	14,114,717
284,596	National Storage Affiliates Trust	14,249,722
		42,935,897
	SPECIALTY FINANCE - 4.8%
1,068,313	Fortress Transportation and Infrastructure Investors, LLC	20,661,173

	TELECOMMUNICATIONS - 11.3%
1,535,966	Chindata Group Holdings Ltd. - ADR(a)	11,919,096
149,410	GDS Holdings Ltd. - ADR(a)	4,988,800
815,764	Switch, Inc., Class A	27,328,094
777,007	Vnet Group, Inc. - ADR(a)	4,693,122
		48,929,112

	TOTAL COMMON STOCKS (Cost $514,948,927)	467,069,182

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCK – 0.7%
	LEISURE FACILITIES & SERVICES — 0.6%
12,112	Drive Shack, Inc.	9.750	Perpetual	$264,042
19,523	Drive Shack, Inc.	8.050	Perpetual	354,342
105,464	Drive Shack, Inc.	8.375	Perpetual	2,041,783
				2,660,167
	SPECIALTY FINANCE — 0.1%
20,000	Fortress Transportation and Infrastructure	8.000	Perpetual	408,600

	TOTAL PREFERRED STOCKS (Cost $2,583,628)			3,068,767

	TOTAL INVESTMENTS - 108.5% (Cost $517,532,555)			$470,137,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%			(36,720,019)
	NET ASSETS - 100.0%			$433,417,930

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is $22,547,768 or 5.2% of net assets.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2022 was $22,547,768, representing 5.2% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — (4.9)%
	MULTI ASSET CLASS REIT - (1.0)%
(150,000)	Vornado Realty Trust	$(4,288,500)

	OFFICE REIT - (2.0)%
(612,951)	Empire State Realty Trust, Inc., Class A	(4,309,046)
(91,000)	SL Green Realty Corporation	(4,199,650)
		(8,508,696)
	RETAIL REIT - (1.9)%
(472,000)	Macerich Company (The)	(4,111,120)
(301,892)	Tanger Factory Outlet Centers, Inc.	(4,292,904)
		(8,404,024)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $21,864,594)	$(21,201,220)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2022

Altegris/AACA
Opportunistic Real
Estate Fund
ASSETS
Investment in securities, at cost	$517,532,555
Investment in securities, at value	$470,137,949
Receivable for Fund shares sold	119,497
Dividends and interest receivable	1,857,220
Prepaid expenses and other assets	78,188
TOTAL ASSETS	472,192,854

LIABILITIES
Securities sold short, at value (proceeds $21,864,594)	21,201,220
Due to custodian	15,859,321
Payable for Fund shares redeemed	984,419
Investment advisory fees payable	414,248
Dividends payable on securities sold short	112,586
Payable to Related Parties	27,379
Distribution fees (12b-1) payable	19,087
Accrued expenses and other liabilities	156,664
TOTAL LIABILITIES	38,774,924
NET ASSETS	$433,417,930

Net Assets Consist Of:
Paid in capital	$480,647,017
Accumulated Loss	(47,229,087)
NET ASSETS	$433,417,930

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$16,023,947
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,095,836
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$14.62
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$15.51

Class C Shares:
Net Assets	$144,404
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,990
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$14.45

Class I Shares:
Net Assets	$391,214,772
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	26,474,899
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$14.78

Class N Shares:
Net Assets	$26,034,807
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,778,495
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$14.64

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME
Dividends (Tax Withholding $0)	$5,728,591

EXPENSES
Investment advisory fees	3,444,564
Interest expense	661,464
Short sale dividend expense	539,346
Distribution (12b-1) fees:
Class A	24,714
Class N	39,008
Class C	753
Third party administrative services fees	222,202
Administrative services fees	176,313
Registration fees	74,491
Transfer agent fees	49,600
Custodian fees	40,232
Accounting services fees	26,217
Printing	22,006
Professional fees	21,967
Audit fees	13,774
Trustees fees and expenses	8,173
Legal fees	6,487
Insurance expense	5,152
Other expenses	5,288
TOTAL EXPENSES	5,381,751

Less: Fees waived by the Advisor	(20,635)
NET EXPENSES	5,361,116

NET INVESTMENT INCOME	367,475

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT
Net realized gain/(loss) from:
Investments	(24,648,242)
Securities sold short	8,939,107
(15,709,135)
Net change in unrealized appreciation/(depreciation) from:
Investments	(168,935,888)
Securities sold short	(2,716,234)
(171,652,122)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT	(187,361,257)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(186,993,782)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30,	December 31,
	2022	2021
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$367,475	$(3,214,131)
Net realized gain (loss) from investments, options written and securities sold short	(15,709,135)	96,476,857
Net change in unrealized depreciation on investments, options written and securities sold short	(171,652,122)	(41,057,985)
Net increase (decrease) in net assets resulting from operations	(186,993,782)	52,204,741

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	—	(3,040,217)
Class C	—	(9,677)
Class I	—	(74,625,994)
Class N	—	(4,683,251)
Net decrease in net assets from distributions to shareholders	—	(82,359,139)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold:
Class A	3,497,748	12,248,021
Class C	127,471	110,118
Class I	77,415,006	182,550,451
Class N	3,052,922	14,691,533
Net asset value of shares issued in reinvestment of distributions:
Class A	—	2,837,321
Class C	—	9,677
Class I	—	56,769,993
Class N	—	4,574,220
Payments for shares redeemed:
Class A	(5,948,002)	(13,671,450)
Class C	(21,631)	(28,397)
Class I	(138,199,251)	(109,239,984)
Class N	(6,105,360)	(15,857,886)
Redemption fee proceeds:
Class A	13	310
Class C	—	—
Class I	3,998	2,264
Class N	465	3,075
Net increase (decrease) in net assets from capital share transactions	(66,176,621)	134,999,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	(253,170,403)	104,844,868

NET ASSETS
Beginning of Year/Period	686,588,333	581,743,465
End of Year/Period	$433,417,930	$686,588,333

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30,	December 31,
	2022	2021
	(Unaudited)
CAPITAL SHARE ACTIVITY
Class A
Shares Sold	207,150	548,881
Shares Reinvested	—	149,964
Shares Redeemed	(347,468)	(625,098)
Net increase (decrease) in shares outstanding	(140,318)	73,747

Class C
Shares Sold	7,382	4,932
Shares Reinvested	—	516
Shares Redeemed	(1,545)	(1,296)
Net increase in shares outstanding	5,837	4,152

Class I
Shares Sold	4,590,867	8,106,581
Shares Reinvested	—	2,973,808
Shares Redeemed	(8,293,307)	(4,998,285)
Net increase (decrease) in shares outstanding	(3,702,440)	6,082,104

Class N
Shares Sold	182,824	664,208
Shares Reinvested	—	241,511
Shares Redeemed	(363,599)	(703,455)
Net increase (decrease) in shares outstanding	(180,775)	202,264

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,	December 31,	December 31,
	2022		2021		2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$20.40		$21.43		$17.97		$12.57	$16.02	$12.99
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.01)		(0.16)		0.00		0.09	0.04	0.06
Net realized and unrealized gain/(loss) on investments	(5.77)		1.79		5.04		5.68	(2.98)	3.02
Total income/(loss) from investment operations	(5.78)		1.63		5.04		5.77	(2.94)	3.08
Less distributions from:
Net investment income	—		—		(0.09)		(0.06)	—	(0.05)
Net realized gains	—		(2.66)		(1.49)		(0.31)	(0.51)	—
Total distributions	—		(2.66)		(1.58)		(0.37)	(0.51)	(0.05)
Redemption fees collected (2)	0.00		0.00		0.00		0.00	0.00	0.00
Net asset value, end of year/period	$14.62		$20.40		$21.43		$17.97	$12.57	$16.02
Total return (3)	(28.33	)% (4,10)	8.58%		28.16%		46.00%	(18.40)%	23.60%
Net assets, at end of year/period (000s)	$16,024		$25,215		$24,905		$15,191	$16,066	$14,610
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,9)	2.27	% (5,11)	2.17	% (5)	2.23	% (5)	2.30%	2.97%	2.52%
Expenses, after waiver and reimbursement (6,9)	2.26	% (5,11)	2.17	% (5)	2.22	% (5)	2.30%	3.04%	2.59%
Ratio of net investment income to average net assets (7)	(0.09	)% (11)	-0.72%		0.01%		0.55%	0.26%	0.43%
Portfolio Turnover Rate	23	% (10)	63%		61%		36%	36%	34%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Ratios to average net assets (excluding securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.81%	1.81%	1.81%	1.78%	1.67	% (8)	1.73	% (8)
Expenses, after waiver and reimbursement	1.80%	1.80%	1.80%	1.78%	1.73	% (8)	1.80	% (8)

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2022		2021	2020*
	(Unaudited)
Net asset value, beginning of year/period	$20.24		$21.43	$21.56
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.04)		(0.25)	0.00	(2)
Net realized and unrealized gain on investments	(5.75)		1.72	1.40
Total income from investment operations	(5.79)		1.47	1.40
Less distributions from:
Net investment income	—		—	(0.04)
Net realized gains	—		(2.66)	(1.49)
Total distributions	—		(2.66)	(1.53)
Redemption fees collected (2)	0.00		0.00	0.00
Net asset value, end of year/period	$14.45		$20.24	$21.43
Total return (3)	(28.61	)% (4,5)	7.83%	6.61	% (4)
Net assets, at end of year/period (000s)	$144		$84	$0	(6)
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (7,8,11)	3.02	% (10)	2.92%	2.98	% (10)
Expenses, after waiver and reimbursement (7,8,11)	3.01	% (10)	2.92%	2.97	% (10)
Ratio of net investment income to average net assets (9)	(0.52	)% (10)	(1.14)%	0.19	% (10)
Portfolio Turnover Rate	23	% (4)	63%	61	% (4)

*	Class C commenced operations on December 1, 2020

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount less than 1,000.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Annualized.

(11)	Ratios to average net assets (excluding securities sold short and interest expense):

Expenses, before waiver and reimbursement	2.56%	2.56%	2.56%
Expenses, after waiver and reimbursement	2.55%	2.55%	2.55%

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,	December 31,	December 31,
	2022		2021		2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$20.59		$21.55		$18.08		$12.64	$16.05	$13.01
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.01		(0.10)		0.05		0.14	0.09	0.09
Net realized and unrealized gain/(loss) on investments	(5.82)		1.80		5.06		5.70	(2.99)	3.02
Total income/(loss) from investment operations	(5.81)		1.70		5.11		5.84	(2.90)	3.11
Less distributions from:
Net investment income	—		—		(0.15)		(0.09)	—	(0.07)
Net realized gains	—		(2.66)		(1.49)		(0.31)	(0.51)	—
Total distributions	—		(2.66)		(1.64)		(0.40)	(0.51)	(0.07)
Redemption fees collected (2)	0.00		0.00		0.00		0.00	0.00	0.00
Net asset value, end of year/period	$14.78		$20.59		$21.55		$18.08	$12.64	$16.05
Total return (3)	(28.22	)% (4,10)	8.86%		28.45%		46.34%	(18.11)%	24.01%
Net assets, at end of year/period (000s)	$391,215		$621,281		$519,163		$329,530	$225,944	$246,564
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,9)	2.02	% (5,11)	1.92	% (5)	1.99	% (5)	2.02%	2.73%	2.27%
Expenses, after waiver and reimbursement (6,9)	2.01	% (5,11)	1.92	% (5)	1.97	% (5)	2.02%	2.79%	2.34%
Ratio of net investment income to average net assets (7)	0.16	% (11)	(0.45)%		0.24%		0.83%	0.57%	0.59%
Portfolio Turnover Rate	23	% (10)	63%		61%		36%	36%	34%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Ratios to average net assets (excluding securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.56%	1.56%	1.56%	1.54%	1.42	% (8)	1.49	% (8)
Expenses, after waiver and reimbursement	1.55%	1.55%	1.55%	1.54%	1.48	% (8)	1.55	% (8)

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,	December 31,	December 31,
	2022		2021		2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$20.42		$21.44		$17.97		$12.57	$16.01	$12.99
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.01)		(0.15)		(0.01)		0.09	0.04	0.07
Net realized and unrealized gain/(loss) on investments	(5.77)		1.79		5.04		5.68	(2.97)	3.00
Total income/(loss) from investment operations	(5.78)		1.64		5.03		5.77	(2.93)	3.07
Less distributions from:
Net investment income	—		—		(0.08)		(0.06)	—	(0.05)
Net realized gains	—		(2.66)		(1.49)		(0.31)	(0.51)	—
Total distributions	—		(2.66)		(1.57)		(0.37)	(0.51)	(0.05)
Redemption fees collected (2)	0.00		0.00		0.01		0.00	0.00	0.00
Net asset value, end of year/period	$14.64		$20.42		$21.44		$17.97	$12.57	$16.01
Total return (3)	(28.31	)% (4,10)	8.62%		28.18%		46.01%	(18.34)%	23.69%
Net assets, at end of year/period (000s)	$26,035		$40,008		$37,676		$30,155	$16,245	$32,819
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,9)	2.27	% (5,11)	2.17	% (5)	2.23	% (5)	2.17%	2.97%	2.50%
Expenses, after waiver and reimbursement (6,9)	2.26	% (5,11)	2.17	% (5)	2.22	% (5)	2.17%	3.02%	2.57%
Ratio of net investment income/(loss) to average net assets (7)	(0.09	)% (11)	(0.69)%		(0.04)%		0.56%	0.25%	0.49%
Portfolio Turnover Rate	23	% (10)	63%		61%		36%	36%	34%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Ratios to average net assets (excluding securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.81%	1.81%	1.81%	1.79%	1.67	% (8)	1.72	% (8)
Expenses, after waiver and reimbursement	1.80%	1.80%	1.80%	1.79%	1.72	% (8)	1.80	% (8)

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 9, 2014 and seeks to provide total return through long term capital appreciation and current income by investing in both long and short, in equity securities of real estate and real estate related companies.

The Fund offers Class A, Class C, Class I, and Class N shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares commenced operations on December 1, 2020 and are offered at their NAV without an initial sales charge and are subject to 12b-1. Class N shares are offered at their NAV without an initial sales charge and are subject to 12b-1. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Due to custodian liabilities shown on the Statement of Assets and Liabilities are carried at cost and approximate fair value as of June 30, 2022 using level 2 inputs. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”) . In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub -advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the level of inputs used as of June 30, 2022, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$444,521,414	$—	$22,547,768	$467,069,182
Preferred Stock	3,068,767	—	—	3,068,767
Total Assets	$447,590,181	$—	$22,547,768	$470,137,949

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$21,201,220	$—	$—	$21,201,220
Total Liabilities	$21,201,220	$—	$—	$21,201,220

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

IQHQ
Beginning Balance	$14,987,272
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	7,560,496
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$22,547,768

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investment that is categorized within Level 3 of the fair value hierarchy as of June 30, 2022

					Impact to
					valuation from
	Fair Value at			Unobservable Input	an increase in
Assets (at fair value)	June 30, 2022	Valuation Technique	Unobservable Inputs	Value	input**
			Growth Factor *	0.0083%	Increase
IQHQ	$22,547,768	Adjustment to reported investment NAV	Valuation Factor *	0.0093%	Increase
			Commitment Capital*	-0.0048%	Increase

*	An increase in the input would indicate an increase in the fair value.

**	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s December 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation),

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments, for the six months ended June 30, 2022 were as follows:

		Purchases Sold
Purchases	Sales	Short	Sales Sold Short
$137,140,972	$249,242,997	$34,411,645	$43,295,374

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund may be exposed to market risk on derivative contracts if the Fund is not able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund may invest in financial instruments and enter into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to the risk that the exchange rate of the Fund’s currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index or actively traded fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities. The Fund may purchase ETFs to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months ended June 30, 2022 the Fund didn’t hold any options.

As of June 30, 2022, there was no derivative activity for the Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, LLC, serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of the Fund’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on its average daily net assets at an annual rate of 1.30%. Pursuant to the investment advisory agreement, the Advisor earned $3,444,564 for the six months ended June 30, 2022.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Fund (the “Expense Limitations”). Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.80%, 2.55%, 1.55%, and 1.80% through June 30, 2022 of the daily average net assets attributable

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

to each of the Class A, Class C, Class I, and Class N shares, respectively. For the six months ended June 30, 2022, the Advisor waived $20,635 of advisory fees.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

December 2023	48,888
December 2024	3,774
December 2025	20,635

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A and Class N shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% for Class A and Class N and 1.00% for Class C of the average daily net assets attributable to each Class, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2022, pursuant to the Plan, Class A, Class C and Class N shares paid the amounts of $24,714, $753 and $39,008, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, and Class N shares. During the six months ended June 30, 2022, for Class A and Class C shares, the Distributor received $15,578 and $1,274 in underwriting commissions for sales of the Fund, of which $2,252 and $0 were retained by the principal underwriter for the Fund.

The Fund is part of the Altegris mutual fund family (“the Family”). In addition to the Fund, the Family is also comprised of Altegris Futures Evolution Strategy Fund. The Family shares the minimum annual fees for certain service providers based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

5.	REDEMPTION FEES

The Fund may assess a short -term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for fewer than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2022, Class A, Class C, Class I, and Class N assessed redemption fees in the following amounts:

Class A	$13
Class C	—
Class I	3,998
Class N	465

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for Federal	Unrealized	Unrealized	Net Unrealized Appreciation/
Tax Purposes	Appreciation	Depreciation	(Depreciation)
$501,872,288	$38,196,758	$(91,132,317)	$(52,935,559)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$9,104,912	$3,454,172
Long-Term Capital Gain	73,254,227	42,209,635
Return of Capital	—	—
	$82,359,139	$45,663,807

As of December 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$17,386,710	$—	$—	$—	$122,377,985	$139,764,695

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of equalization credits, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$6,840,825	$(6,840,825)

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

8.	NEW REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”) . The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris/AACA Opportunistic Real Estate Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2022 and ended June 30, 2022.

Actual Expenses

The “Actual Expenses” table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not equal to the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Class A	1.80%	$1,000.00	$708.80	$7.63
Class C	2.55%	$1,000.00	$706.50	$10.79
Class I	1.55%	$1,000.00	$709.60	$6.57
Class N	1.80%	$1,000.00	$709.10	$7.63
		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Class A	1.80%	$1,000.00	$1,015.87	$9.00
Class C	2.55%	$1,000.00	$1,012.15	$12.72
Class I	1.55%	$1,000.00	$1,017.11	$7.75
Class N	1.80%	$1,000.00	$1,015.87	$9.00

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Altegris/AACA Opportunistic Real Estate Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Dr.
La Jolla, CA 92037	Cincinnati, OH 45246

Altegris/AACA Opportunistic Real Estate Fund
SUB-ADVISOR
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

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ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

AltegrisAACA-SAR22

877.524.9441 | WWW.ALTEGRIS.COM

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 8/31/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 8/31/22

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 8/31/22